Financing (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)
JD Health | IPO
Sale of stock net consideration received on the transaction	¥ 25,700.0
Shares issued as a percentage of total issued capital	13.80%	13.80%
Series A Preferred Shares | JD Health
Total amount received by issuance of the non-redeemable preferred preference shares					¥ 6,500.0
Ownership percentage, on a fully-diluted (as a percentage)					13.50%
Issuance non controlling interest	¥ 11,800.0			¥ 1,000.0
Additional Paid in Capital, Preferred Stock	26,700.0			¥ 5,200.0
Series A Preferred Shares | JD MRO
Total amount received by issuance of the non-redeemable preferred preference shares | $		$ 335
Issuance non controlling interest	500.0
Additional Paid in Capital, Preferred Stock	¥ 1,800.0
Sale of Stock, Percentage of Ownership after Transaction	80.00%
Series B Preferred Shares | JD Health
Total amount received by issuance of the non-redeemable preferred preference shares			¥ 6.3
Ownership percentage, on a fully-diluted (as a percentage)			4.50%
Series A1Preferred Stock | JD MRO
Total amount received by issuance of the non-redeemable preferred preference shares | $		$ 335
Issuance non controlling interest	¥ 500.0
Additional Paid in Capital, Preferred Stock	¥ 1,800.0
Sale of Stock, Percentage of Ownership after Transaction	80.00%